Financial risk management and financial instruments - Statement of changes in the level 3 items (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Reconciliation of changes in level 3
Financial assets at the beginning of period	$ 366,017
Acquisitions	821
Disposals	80,690
Unrealized gain on fair value	39,863
Financial assets at the End of period	244,643
Convertible debentures	270,783	$ 421,366
Unlisted equity securities [member]
Reconciliation of changes in level 3
Financial assets at the beginning of period	23,119
Acquisitions	605
Unrealized gain on fair value	(12,210)
Financial assets at the End of period	11,514
Long-term investments [member]
Reconciliation of changes in level 3
Financial assets at the beginning of period	32,230
Acquisitions	216
Disposals	(10,479)
Unrealized gain on fair value	(7,341)
Financial assets at the End of period	14,626
Convertible debentures [member]
Reconciliation of changes in level 3
Disposals	91,169
Unrealized gain on fair value	59,414
Convertible debentures	$ 270,783	$ 421,366